Expense Example {- Franklin Large Cap Growth VIP Fund} - FTVIP Class 2-66 - Franklin Large Cap Growth VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 111
3 years	347
5 years	601
10 years	$ 1,329